Expense Example - AMG GW&K Small/Mid Cap Growth Fund	May 24, 2021 USD ($)
Class N
Expense Example:
Expense Example, with Redemption, 1 Year	$ 103
Expense Example, with Redemption, 3 Years	354
Expense Example, with Redemption, 5 Years	645
Expense Example, with Redemption, 10 Years	1,473
Class I
Expense Example:
Expense Example, with Redemption, 1 Year	89
Expense Example, with Redemption, 3 Years	310
Expense Example, with Redemption, 5 Years	570
Expense Example, with Redemption, 10 Years	$ 1,313